Annual Total Returns- JPMorgan New York Municipal Money Market Fund (Service Shares) [BarChart] - Service Shares - JPMorgan New York Municipal Money Market Fund - Service	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.02%	0.01%	0.01%	0.02%	0.03%	0.39%	0.42%	0.19%